Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property and Equipment, net
Total Property and Equipment	¥ 140,431	¥ 164,560
Accumulated depreciation	(99,112)	(91,533)
Total Property and Equipment, net	41,319	73,027		$ 6,484
Asset impairment charges	0	0	¥ 0
Depreciation expenses	24,500	23,178	¥ 23,306
Electronic equipment
Property and Equipment, net
Total Property and Equipment	50,954	52,597
Software
Property and Equipment, net
Total Property and Equipment	38,972	37,763
Transportation equipment
Property and Equipment, net
Total Property and Equipment	4,237	4,241
Office equipment
Property and Equipment, net
Total Property and Equipment	7,267	8,021
Leasehold improvements
Property and Equipment, net
Total Property and Equipment	39,001	61,938
Domestic Bank | Asset pledged as collateral
Property and Equipment, net
Total Property and Equipment, net	¥ 0	¥ 8,090